Fees Summary	Mar. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,322,615,890.00
Previously Paid Amount	0.00
Total Fee Amount	182,653.25
Total Offset Amount	0.00
Net Fee	$ 182,653.25